Exhibit 99
Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	15	Payment Date	September 17, 2012
Collection Period	August, 2012

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2011-A Reference Pool Balance		1,262,497,868.06	$817,905,642.44	$780,105,966.91	0.6179068
Total Note Balance		1,051,029,000.00	$606,436,774.38	$568,637,098.85	0.5410289

Total Overcollateralization		211,468,868.06	$211,468,868.06	$211,468,868.06

2011-A Exchange Note Balance		1,088,903,936.04	$644,311,710.42	$606,512,034.89	0.5569932
2011-A Exchange Note Overcollateralization		173,593,932.02	$173,593,932.02	$173,593,932.02

Overcollateralization			Beginning of Period	End of Period
2011-A Reference Pool Balance as a % of Total Note Balance			134.87%	137.19%
2011-A Reference Pool Balance as a % of 2011-B Exchange Note Balance			126.94%	128.62%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.26061%	$246,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	0.74000%	$390,000,000.00	$191,407,774.38	$153,608,098.85	0.3938669
Class A-3 Notes	1.03000%	$305,000,000.00	$305,000,000.00	$305,000,000.00	1.0000000
Class A-4 Notes	1.34000%	$65,841,000.00	$65,841,000.00	$65,841,000.00	1.0000000
Class B Notes	1.92000%	$44,188,000.00	$44,188,000.00	$44,188,000.00	1.0000000
Total		$1,051,029,000.00	$606,436,774.38	$568,637,098.85	0.5410289

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$37,799,675.53	$96.92	$118,034.79	$0.30	$37,917,710.32	$97.22
Class A-3 Notes	$0.00	$0.00	$261,791.67	$0.86	$261,791.67	$0.86
Class A-4 Notes	$0.00	$0.00	$73,522.45	$1.12	$73,522.45	$1.12
Class B Notes	$0.00	$0.00	$70,700.80	$1.60	$70,700.80	$1.60
Total	$37,799,675.53	$35.96	$524,049.71	$0.50	$38,323,725.24	$36.46

II. POOL INFORMATION

2011-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$917,200,545.79	$817,905,642.44	$623,496,737.57
Change	$(42,262,839.35)	$(37,799,675.53)	$(21,475,715.71)
End of Period	$874,937,706.44	$780,105,966.91	$602,021,021.86
Residual Portion of Securitization Value as % of Securitization Value at end of period			77.17%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	54,427	15,042	39,385	1,384	38,001

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				13.3	12.6

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	15	Payment Date	September 17, 2012
Collection Period	August, 2012

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		376	$7,698,705.48	0.99%
61 - 90 Days Delinquent		26	$524,367.40	0.07%
91- 120 Days Delinquent		6	$142,586.37	0.02%
Over 120 Days Delinquent		2	$52,100.16	0.01%
Total Delinquent Leases		410	$8,417,759.41	1.08%

		Current Period	Cumulative
Prepayment Speed		0.87%	0.59%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments				$15,686,373.23
plus: Payoffs				$10,021,286.97
plus: Other (including extension fees, excess charges, etc.)				$154,157.91
minus: Payaheads				$(661,002.74)
plus: Payahead Draws				$721,602.55
plus: Advances				$653,376.50
minus: Advance Reimbursement Amounts				$(790,650.76)
plus: Administrative Removal Amounts				$1,240,190.76
plus: Net Auction Proceeds				$16,136,020.14
plus: Recoveries				$129,250.25
Total Collections				$43,290,604.81

Reserve Account Balance Beginning of Period				$31,562,446.70

Total Collections Plus Reserve				$74,853,051.51

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$681,588.04	$681,588.04	$74,171,463.47	$0.00
2011-A Exchange Note Interest Payment	$1,139,894.80	$1,139,894.80	$73,031,568.67	$0.00
2011-A Exchange Note Principal Payment	$37,799,675.53	$37,799,675.53	$35,231,893.14	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$35,231,893.14	$0.00
Reserve Account Deposit	$31,562,446.70	$31,562,446.70	$3,669,446.44	$0.00
Shared Amounts	$0.00	$0.00	$3,669,446.44	$0.00
Remaining Funds Released to Borrowers	$3,669,446.44	$3,669,446.44	$0.00	$0.00
Total	$74,853,051.51	$74,853,051.51	$0.00	$0.00

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	15	Payment Date	September 17, 2012
Collection Period	August, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2011-A Exchange Note Interest Payment				$1,139,894.80
2011-A Exchange Note Principal Payment				$37,799,675.53
Shortfall Payment (to cover Notes)				$0.00

Total				$38,939,570.33

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$38,939,570.33	$0.00
Administration Fee	$5,053.64	$5,053.64	$38,934,516.69	$0.00
Class A-1 Interest	$0.00	$0.00	$38,934,516.69	$0.00
Class A-2 Interest	$118,034.79	$118,034.79	$38,816,481.90	$0.00
Class A-3 Interest	$261,791.67	$261,791.67	$38,554,690.23	$0.00
Class A-4 Interest	$73,522.45	$73,522.45	$38,481,167.78	$0.00
Total Class A Interest	$453,348.91	$453,348.91	$0.00	$38,481,167.78
First Priority Principal Payment	$0.00	$0.00	$38,481,167.78	$0.00
Class B Interest	$70,700.80	$70,700.80	$38,410,466.98	$0.00
Second Priority Principal Payment	$0.00	$0.00	$38,410,466.98	$38,410,466.98
Regular Principal Payment	$37,799,675.53	$37,799,675.53	$610,791.45	$0.00
Reserve Account Deposit	$0.00	$0.00	$610,791.45	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$610,791.45	$0.00
Remaining Funds to Holder of Residual Interest	$610,791.45	$610,791.45	$0.00	$0.00
Total	$38,939,570.33	$38,939,570.33	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$3,043,360.28
plus: Additional Advances				$653,376.50
minus: Advance Reimbursement Amounts				$(790,650.76)
End of Period Advance Balance				$2,906,086.02

Payaheads
Beginning of Period Payahead Balance				$1,864,159.65
plus: Additional Payaheads				$661,002.74
minus: Payahead Draws				$(721,602.55)
End of Period Payahead Balance				$1,803,559.84

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$31,562,446.70
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
Reserve Balance after Deposit from Exchange Note				$31,562,446.70
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$31,562,446.70

Memo: Required Reserve Amount				$31,562,446.70
Reserve Shortfall				$0.00

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	15	Payment Date	September 17, 2012
Collection Period	August, 2012

VII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	383	4,445	$7,589,014.55	$89,296,426.93
Standard Terminations	93	2,786	$1,654,105.78	$40,608,062.51
Total Retained	476	7,231	$9,243,120.33	$129,904,489.44

Returned Vehicles
Early Terminations	289	1,767	$5,772,802.88	$32,898,750.31
Standard Terminations	523	6,291	$10,124,847.12	$103,672,573.38
Total Returned	812	8,058	$15,897,650.00	$136,571,323.69

Charged Off Leases / Repossessed Vehicles	30	234	$604,842.60	$5,099,758.85
Removals by Servicer and Other	66	903	$1,289,490.55	$15,275,348.38
Total Terminations	1,384	16,426	$27,035,103.48	$286,850,920.36

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	1,095	12,325	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			58.67%	49.06%
Early Termination Rate (Early Terminations / Total Terminations)			48.55%	37.82%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$10,209,107.85
plus: Payahead draws			$143,782.86
minus: Unreimbursed Advances			$(44,175.72)
minus: Securitization Value of Retained Vehicles			$(9,243,120.33)
Total	476	7,231	$1,065,594.66	$15,100,907.59
Gain (Loss) Per Retained Vehicle			$2,238.64	$2,088.36

Gain (Loss) on Returned Vehicles
Customer Payments			$755,344.56
plus: Net Auction Proceeds			$15,668,589.84
plus: Payahead Draws			$178,245.89
minus: Unreimbursed Advances			$(53,091.69)
minus: Securitization Value of Returned Vehicles			$(15,897,650.00)
Total	812	8,058	$651,438.60	$18,468,055.81
Gain (Loss) Per Returned Vehicle			$802.26	$2,291.89

Credit Gain (Loss) Charged Off / Repossessed Vehicles	30	234	$(70,263.64)	$(784,387.97)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(2,342.12)	$(3,352.09)

Gain (Loss) on Removals by Servicer and Other	66	903
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$24,099.67	$1,017,894.06

Total Gain (Loss)	1,384	16,426	$1,670,869.29	$33,802,469.49

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$15,668,589.84
plus: Excess Wear and Use and Excess Mileage Assessed			$219,462.32
minus: Residual Portion of Securitization Value			$(15,100,916.08)
Total	812	8,058	$787,136.08	$20,065,114.09
Residual Gain (Loss) Per Returned Vehicle			$969.38	$2,490.09

Ford Credit Auto Lease Trust 2011-A
Monthly Investor Report

Transaction Month	15	Payment Date	September 17, 2012
Collection Period	August, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer